Equity - Schedule of Activity Related to the Warrants (Details)	12 Months Ended
	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 $ / shares
Notes And Other Explanatory Information Abstract
Number of share options outstanding in share-based payment arrangement		125,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 5.2	$ 5.2
Number of share options granted in share-based payment arrangement	125,000
Number of share options outstanding, weighted average remaining contractual life	4 years 8 months 1 day
Number of share options outstanding, aggregate intrinsic value | $	$ 307,737